Operating Segment and Geographic Information	12 Months Ended
Mar. 31, 2015
Operating Segment and Geographic Information

(19) Operating Segment and Geographic Information

Advantest manufactures and sells semiconductor and component test system products and mechatronics-related products such as test handlers and device interfaces. Advantest also engages in research and development activities and provides maintenance and support services associated with these products. Advantest’s organizational structure consists of three reportable operating segments, which are the design, manufacturing, and sale of semiconductor and component test systems, mechatronics systems and services, support and others. These reportable operating segments are determined based on the nature of the products and the markets. Segment information is prepared on the same basis that Advantest’s management reviews financial information for operational decision making purposes.

The semiconductor and component test system segment provides customers with test system products for the semiconductor industry and the electronic parts industry. Product lines provided in the semiconductor and component test system segment include test systems for SoC semiconductors for non memory semiconductor devices and test systems for memory semiconductors for memory semiconductor devices.

The mechatronics system segment provides product lines such as test handlers, mechatronic-applied products, for handling semiconductor devices, device interfaces that serve as interfaces with the devices that are measured and operations related to nano-technology products.

The services, support and others segment consists of comprehensive customer solutions provided in connection with the above segments, support services, equipment lease business and others.

Fundamental research and development activities and headquarters functions are represented by Corporate.

Reportable operating segment information during the years ended March 31, 2013, 2014 and 2015 was as follows:

	Yen (Millions)
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Elimination and Corporate	Total
As of and for the year ended March 31, 2013:
Net sales to unaffiliated customers	¥99,719	13,107	20,077	—	132,903
Inter-segment sales	1,400	546	—	(1,946)	—

Net sales	101,119	13,653	20,077	(1,946)	132,903
Depreciation and amortization	3,423	486	3,690	464	8,063
Operating income (loss) before stock option compensation expenses	10,956	(4,614)	775	(6,176)	941
Adjustment:
Stock based compensation expense					861

Operating income					80

Expenditures for additions to long- lived assets	3,530	4,565	4,356	141	12,592
Total assets	99,168	18,242	36,065	72,040	225,515
As of and for the year ended March 31, 2014:
Net sales to unaffiliated customers	¥72,760	14,967	24,151	—	111,878
Inter-segment sales	257	17	—	(274)	—

Net sales	73,017	14,984	24,151	(274)	111,878
Impairment charge	12,770	725	—	—	13,495
Depreciation and amortization	3,711	411	3,716	430	8,268
Operating income (loss) before stock option compensation expenses	(26,724)	(5,063)	3,012	(6,311)	(35,086)
Adjustment:
Stock based compensation expense					1,283

Operating income (loss)					(36,369)

Expenditures for additions to long- lived assets	2,099	1,562	1,826	139	5,626
Total assets	80,564	19,423	38,046	91,823	229,856
As of and for the year ended March 31, 2015:
Net sales to unaffiliated customers	¥108,230	28,347	26,752	—	163,329
Inter-segment sales	90	—	—	(90)	—

Net sales	108,320	28,347	26,752	(90)	163,329
Impairment charge	—	—	—	211	211
Depreciation and amortization	1,817	748	2,249	245	5,059
Operating income (loss) before stock option compensation expenses	14,588	3,768	3,348	(7,085)	14,619
Adjustment:
Stock based compensation expense					—

Operating income					14,619

Expenditures for additions to long- lived assets	2,051	716	1,428	51	4,246
Total assets	88,983	25,649	42,003	116,406	273,041

Adjustments to operating income (loss) in Corporate principally represent corporate general and administrative expenses and research and development expenses related to fundamental research activities that are not allocated to operating segments.

Advantest uses the operating income (loss) before stock based compensation expenses for management’s analysis of business segment results.

Additions to long-lived assets included in Corporate consist of purchases of software and fixed assets for general corporate use.

Total assets included in Corporate consist of cash and cash equivalents, assets for general corporate use and assets used for fundamental research activities, which are not allocated to reportable segments.

One customer and its related entities mainly in the semiconductor and component test system segment and the mechatronics system segment accounted for approximately 14%, 4% and 15% of total consolidated net sales for the years ended March 31, 2013, 2014 and 2015, respectively. Another customer accounted for approximately 6%, 15% and 10% for the years ended March 31, 2013, 2014 and 2015, respectively.

Information as to Advantest’s net sales and property, plant and equipment in various geographical areas was as follows:

Net sales to unaffiliated customers for the years ended March 31, 2013, 2014 and 2015 were as follows:

	Yen (Millions)
	2013	2014	2015
Japan	¥14,045	12,221	13,120
Americas	20,583	10,720	27,695
Europe	9,061	7,276	9,076
Asia	89,214	81,661	113,438

Total	¥132,903	111,878	163,329

Net sales to unaffiliated customers are based on the customer’s location. Net sales indicated as Asia were generated in Taiwan, Korea and China and others in the amount of ¥35,826 million, ¥31,777 million and ¥21,611 million for the year ended March 31, 2013, ¥33,347 million, ¥30,994 million and ¥17,320 million for the year ended March 31, 2014, and ¥55,960 million, ¥28,296 million and ¥29,182 million for the year ended March 31, 2015, respectively. Substantially all net sales indicated as Americas were generated in the United States of America.

Property, plant and equipment as of March 31, 2013, 2014 and 2015 were as follows:

	Yen (Millions)
	2013	2014	2015
Japan	¥27,336	24,799	23,045
Americas	2,693	2,417	2,577
Europe	2,106	2,435	2,211
Asia	9,233	10,274	10,647

Total	¥41,368	39,925	38,480

Property, plant and equipment are those assets located in each geographic area.

Substantially all property, plant and equipment indicated as Americas were located in the United States of America. Substantially all property, plant and equipment indicated as Europe were located in Germany. Property, plant and equipment in Asia were primarily located in Korea, Taiwan, China and Singapore.